Trade and other payables (Tables)	12 Months Ended
Mar. 31, 2018
Trade and other payables
Schedule of trade and other payables

	2018	2017
	€m	€m
Included within non-current liabilities:
Other payables	314	30
Accruals	159	154
Deferred income	237	204
Derivative financial instruments	2,133	1,349
	2,843	1,737

Included within current liabilities:
Trade payables	6,185	6,212
Amounts owed to associates and joint ventures	27	14
Other taxes and social security payable	1,177	1,261
Other payables	1,346	1,220
Accruals	5,579	5,683
Deferred income	1,678	1,716
Derivative financial instruments	250	728
	16,242	16,834

Schedule of fair value of financial instruments

	2018	2017
	€m	€m
Included within derivative financial instruments:
Fair value through the income statement (held for trading):
Interest rate swaps	412	553
Cross-currency interest rate swaps	812	944
Options	76	63
Foreign exchange contracts	51	76
	1,351	1,636
Designated hedge relationships
Interest rate swaps	103	61
Cross-currency interest rate swaps	929	380
	2,383	2,077

Note:

1

The valuation basis is level 2 classification comprises items where fair value is determined from inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.